Unaudited Interim Condensed Statements of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 2,036,268	$ 259,401	$ 1,412,608	$ 8,063,331	$ 1,038,059	$ 4,414,733
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Depreciation of property and equipment	820,441	104,516	276,041	685,245	88,217	33,091
Amortization of intangible assets	1,241,642	158,173		1,481,738	190,756	112,049
Provision for (reversal of) expected credit loss	(2,291,797)	(291,952)	267,373	1,253,368	161,356	1,383,316
Change in fair value of investment in a joint venture	(33,934)	(4,323)
Inventory provision	426,816	54,372		23,585	3,036	68,536
Deferred tax expense	1,060,857	135,142		713,336	91,833	7,876
Changes in operating assets and liabilities
Accounts receivable	22,572,417	2,875,504	10,533,532	(3,079,437)	(396,441)	(23,387,722)
Prepayment and other current assets	(7,435,369)	(947,193)	(33,812,437)	(12,940,934)	(1,665,992)	(14,332,426)
Prepayment – a related party	(13,535,250)	(1,724,258)
Tax recoverable	(86,403)	(11,007)	(1,704,657)	(994,950)	(128,088)
Inventories	(2,267,561)	(288,865)	(142,693)	1,679,793	216,254	(4,088,840)
Accounts payable						(10,429,941)
Other non-current assets, net			(711,153)
Accruals and other payables	900,986	114,777	3,055,480	4,087,119	526,168	1,173,924
Tax payable			(916,436)	(543,951)	(70,027)	(3,969,112)
Cash (used in) generated from operating activities	3,409,113	434,287	(21,742,342)	428,243	55,131	(49,014,516)
Cash flows from investing activities
Purchase of property and equipment	(3,628,437)	(462,227)	(827,967)	(4,143,968)	(533,487)	(1,275,847)
Purchase of intangible assets				(15,023,180)	(1,934,058)
Advanced to a joint venture	(1,871,203)	(238,373)
Cash used in investing activities	(5,499,640)	(700,600)	(827,967)	(19,167,148)	(2,467,545)	(1,275,847)
Cash flows from financing activities
Proceeds from bank borrowings	4,077,666	519,455	111,113,607	222,497,624	28,643,951	115,018,274
Repayment for bank borrowings	(7,939,937)	(1,011,470)	(90,819,247)	(226,145,302)	(29,113,547)	(168,602,359)
Proceeds from initial public offerings			65,641,784	65,641,784	8,450,608
Repayment to related parties				(40,102,988)	(5,162,788)
Repayment from related parties						16,272,733
Advance from related parties						84,857,958
Repayment to related parties	(638,243)	(81,306)	(64,541,165)
Cash generated from (used in) financing activities	(4,500,514)	(573,321)	21,394,979	21,891,118	2,818,224	47,546,606
Net decrease in cash and cash equivalents	(6,591,041)	(839,634)	(1,175,330)	3,152,213	405,810	(2,743,757)
Effect of foreign currency translation on cash and cash equivalents	(704,502)	(89,747)		164,501	21,178
Cash and cash equivalents at the beginning of the period	9,166,020	1,167,661	5,849,306	5,849,306
Cash and cash equivalents at the end of the period	1,870,477	238,280	4,673,976	9,166,020	1,167,661	5,849,306
Supplementary cash flow information
Interest received			25,484	31,954	4,114	92,951
Interest paid	(622,140)	(79,255)	(1,460,788)	(3,314,316)	(426,679)	(6,134,748)
Tax paid			2,621,093	(1,887,737)	(243,024)	(3,314,625)
Non-cash investing and financing activities: Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				21,089,828	2,715,067	23,153,141
Previously Reported [Member]
Cash flows from financing activities
Cash and cash equivalents at the beginning of the period	$ 9,166,020	$ 1,180,017	$ 5,849,306	5,849,306	753,029	8,593,063
Cash and cash equivalents at the end of the period				$ 9,166,020	$ 1,180,017	$ 5,849,306